Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			6 Months Ended
	May 16, 2019	Mar. 15, 2019	Feb. 25, 2019	May 08, 2017	Mar. 31, 2020	Mar. 31, 2019	Feb. 19, 2019	Jun. 30, 2020	Jun. 30, 2019
Shareholders' Equity (Textual)
Issuance of ordinary shares, shares			20,858
Issuance of ordinary shares					$ 12			$ 12	$ 523
Trading description			The Company issued 20,858 Ordinary Shares (equivalent to $62) to officers of the Company as bonus payments, which were approved by the Board of Directors and shareholders.
Stock option compensation expenses								39	39
Purchase agreement, description	The Company entered into and closed a Securities Purchase Agreement with several Investors for the sale of 400,000 Ordinary Shares at a price of $2.50 per share, resulting in gross proceeds of $1 million and $59 issuance expenses. In addition, the Company issued to the investors 240,000 warrants with an exercise price of $3.30 per Ordinary Share. The warrants bare exercisable for 3.5 years and are subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased in the private placement. Vesting of all of the warrants shall be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company's issued and outstanding share capital.
Exercise of options								$ 109	$ 316
Ordinary shares [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares, shares					7,665			7,665	178,881
Exercise of options shares								53,451	125,195
Standby Equity Distribution Agreement [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares								$ 67,307
Prepaid expenses								$ 77
Employee Stock Option [Member]
Shareholders' Equity (Textual)
Trading description		From February 19, 2019 until March 15, 2019, a total of 125,195 options were exercised for the amount of $316.
Ya Global [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares				$ 2,000
Number of ordinary shares issued, shares						158,023
Number of ordinary shares issued						$ 461
Trading description				For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the three consecutive trading days, following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary Shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500. "VWAP" is defined as of any date, to be such date's daily dollar volume-weighted average price of the Ordinary Shares as reported by Bloomberg, LP. The Company may terminate the SEDA at any time upon prior notice to YA, as long as there are no advance notices outstanding and the Company has paid to YA all amounts then due.
Number shares covered by warrants								100,000
Warrant extension term								2 years
Exercise price of warrants								$ 3.00
Ordinary shares issued for commitment fee								15,000
Principal amount							$ 600,000
Interest rate							8.00%
Installments of principal, description							The loan will be repaid in 12 monthly installments of principal and interest.
Loan balance							$ 400,000